T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund
March 31, 2025 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.5%
COMMUNICATION
SERVICES  5.1%
Entertainment  2.4%
Liberty Media Corp-Liberty Formula
One, Class C (1) 616,739 55,513
Liberty Media Corp-Liberty Live,
Class C (1) 194,500 13,253
Live Nation Entertainment (1) 38,900 5,080
Spotify Technology (1) 46,800 25,741
99,587
Interactive Media & Services  1.0%
Match Group  502,451 15,676
Reddit, Class A (1) 235,306 24,684
40,360
Media  1.7%
New York Times, Class A  591,600 29,343
Trade Desk, Class A (1) 722,600 39,541
68,884
Total Communication Services 208,831
CONSUMER
DISCRETIONARY  13.8%
Diversified Consumer
Services  1.2%
Bright Horizons Family Solutions (1) 231,964 29,468
Duolingo (1) 68,000 21,117
50,585
Hotels, Restaurants &
Leisure  8.0%
Domino's Pizza  151,439 69,579
DraftKings, Class A (1) 1,400,300 46,504
Hilton Worldwide Holdings  214,100 48,719
Planet Fitness, Class A (1) 458,300 44,276
Texas Roadhouse  107,400 17,896
Viking Holdings (1) 645,746 25,668
Wingstop  40,500 9,136
Yum! Brands  451,062 70,979
332,757
Household Durables  0.3%
TopBuild (1) 38,100 11,618
11,618
Specialty Retail  3.2%
Bath & Body Works  669,503 20,299
Burlington Stores (1) 166,334 39,643
Ross Stores  380,100 48,573
Ulta Beauty (1) 69,403 25,439
133,954
Textiles, Apparel & Luxury
Goods  1.1%
Birkenstock Holding (1) 354,240 16,242
Lululemon Athletica (1) 57,700 16,333
Shares $ Value
(Cost and value in $000s)
‡
On Holding, Class A (1) 255,500 11,221
43,796
Total Consumer Discretionary 572,710
CONSUMER STAPLES  4.0%
Consumer Staples Distribution &
Retail  3.0%
Casey's General Stores  121,800 52,866
Dollar Tree (1) 736,500 55,289
Maplebear (1) 392,800 15,669
123,824
Food Products  0.7%
McCormick  311,800 25,664
TreeHouse Foods (1) 182,400 4,941
30,605
Household Products  0.3%
Reynolds Consumer Products  465,900 11,116
11,116
Total Consumer Staples 165,545
ENERGY  5.9%
Energy Equipment &
Services  1.5%
TechnipFMC  1,955,277 61,963
61,963
Oil, Gas & Consumable
Fuels  4.4%
Cheniere Energy  353,500 81,800
EQT  939,100 50,176
Expand Energy  261,700 29,133
Range Resources  537,100 21,446
182,555
Total Energy 244,518
FINANCIALS  9.2%
Capital Markets  4.7%
Cboe Global Markets  202,400 45,801
Intercontinental Exchange  214,700 37,036
MarketAxess Holdings  163,400 35,351
Raymond James Financial  309,100 42,937
TPG  128,800 6,109
Tradeweb Markets, Class A  183,900 27,302
194,536
Financial Services  1.9%
Corpay (1) 120,336 41,963
Toast, Class A (1) 1,075,700 35,681
77,644
Insurance  2.6%
Assurant  306,300 64,246
Axis Capital Holdings  230,300 23,085
Markel Group (1) 11,500 21,501
108,832
Total Financials 381,012

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE  19.9%
Biotechnology  4.7%
Alnylam Pharmaceuticals (1) 256,222 69,185
Argenx, ADR (1) 5,700 3,373
Ascendis Pharma, ADR (1) 158,300 24,673
Biogen (1) 181,100 24,782
CRISPR Therapeutics (1) 247,561 8,424
Cytokinetics (1) 309,100 12,423
Exact Sciences (1) 162,100 7,017
Insmed (1) 42,783 3,264
Ionis Pharmaceuticals (1) 888,155 26,796
Sarepta Therapeutics (1) 144,923 9,249
Vaxcyte (1) 123,565 4,666
193,852
Health Care Equipment &
Supplies  7.3%
Alcon  486,200 46,155
Align Technology (1) 137,100 21,780
Cooper (1) 523,300 44,140
Enovis (1) 467,100 17,848
Hologic (1) 1,323,500 81,753
Penumbra (1) 34,000 9,092
QuidelOrtho (1) 508,400 17,779
Teleflex  465,500 64,327
302,874
Health Care Providers &
Services  1.1%
Acadia Healthcare (1) 73,762 2,236
Encompass Health  155,300 15,729
Molina Healthcare (1) 85,300 28,097
46,062
Health Care Technology  2.2%
Veeva Systems, Class A (1) 389,400 90,197
90,197
Life Sciences Tools &
Services  4.6%
Agilent Technologies  567,700 66,409
Avantor (1) 3,110,400 50,420
Bruker  695,965 29,050
Mettler-Toledo International (1) 30,300 35,781
West Pharmaceutical Services  33,500 7,500
189,160
Total Health Care 822,145
INDUSTRIALS & BUSINESS
SERVICES  16.6%
Aerospace & Defense  2.6%
BWX Technologies  318,100 31,381
Standardaero (1) 530,748 14,139
Textron  854,400 61,730
107,250
Commercial Services &
Supplies  1.1%
Veralto  247,900 24,158
Shares $ Value
(Cost and value in $000s)
‡
Waste Connections  106,800 20,846
45,004
Construction & Engineering  0.4%
Quanta Services  61,400 15,607
15,607
Ground Transportation  2.0%
JB Hunt Transport Services  226,300 33,481
Old Dominion Freight Line  192,100 31,783
XPO (1) 163,300 17,568
82,832
Industrial Conglomerates  0.3%
Roper Technologies  24,300 14,327
14,327
Machinery  4.8%
Esab  386,120 44,983
Fortive  775,839 56,776
IDEX  126,700 22,929
Ingersoll Rand  740,100 59,230
ITT  126,600 16,352
200,270
Professional Services  4.5%
Broadridge Financial Solutions  167,600 40,636
Equifax  149,500 36,412
Paylocity Holding (1) 275,566 51,625
TransUnion  255,429 21,198
UL Solutions, Class A  255,334 14,401
Verisk Analytics  80,300 23,899
188,171
Trading Companies &
Distributors  0.9%
Ferguson Enterprises  186,900 29,947
United Rentals  12,200 7,646
37,593
Total Industrials & Business Services 691,054
INFORMATION
TECHNOLOGY  17.4%
Electronic Equipment,
Instruments & Components  2.0%
Amphenol, Class A  424,100 27,817
Cognex  348,700 10,402
Keysight Technologies (1) 249,000 37,293
Littelfuse  32,000 6,295
81,807
IT Services  1.0%
Gartner (1) 78,600 32,991
MongoDB (1) 38,100 6,683
39,674
Semiconductors & Semiconductor
Equipment  5.1%
Lattice Semiconductor (1) 1,177,200 61,744
Marvell Technology  926,600 57,051
Microchip Technology  1,249,600 60,493

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Monolithic Power Systems  23,543 13,655
NXP Semiconductors  103,600 19,690
212,633
Software  8.6%
Atlassian, Class A (1) 150,800 32,001
CCC Intelligent Solutions
Holdings (1) 4,359,187 39,364
Fair Isaac (1) 20,300 37,436
Fortinet (1) 43,800 4,216
Monday.com (1) 68,400 16,632
Onestream (1) 308,159 6,576
PTC (1) 467,241 72,399
SailPoint (1) 194,449 3,646
ServiceTitan, Class A (1) 23,976 2,280
Tyler Technologies (1) 118,500 68,895
Zoom Communications (1) 480,500 35,447
Zscaler (1) 195,200 38,732
357,624
Technology Hardware, Storage &
Peripherals  0.7%
Pure Storage, Class A (1) 632,383 27,996
27,996
Total Information Technology 719,734
MATERIALS  4.6%
Chemicals  0.4%
RPM International  134,800 15,594
15,594
Construction Materials  1.0%
Martin Marietta Materials  89,900 42,984
42,984
Containers & Packaging  3.2%
Avery Dennison  317,700 56,541
Ball  1,011,700 52,679
Sealed Air  774,800 22,392
131,612
Total Materials 190,190
REAL ESTATE  0.9%
Real Estate Management &
Development  0.9%
CoStar Group (1) 480,100 38,038
Total Real Estate 38,038
Total Miscellaneous Common
Stocks  0.1% (2) 6,147
Total Common Stocks (Cost
$2,877,961) 4,039,924
Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.6%
HEALTH CARE  0.1%
Biotechnology  0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $5,272 (1)(3)(4) 650,866 3,202
Total Health Care 3,202
INFORMATION
TECHNOLOGY  0.3%
Software  0.3%
Databricks, Series H, Acquisition
Date: 8/31/21, Cost $3,789 (1)(3)(4) 51,566 4,770
Databricks, Series I, Acquisition
Date: 9/14/23, Cost $1,250 (1)(3)(4) 17,003 1,573
Databricks, Series J, Acquisition
Date: 12/17/24, Cost $2,611 (1)(3)(4) 28,226 2,611
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,467 (1)(3)(4) 166,336 2,180
Total Information Technology 11,134
MATERIALS  0.2%
Chemicals  0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $3,882 (1)(3)(4) 81,901 4,854
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $7,712 (1)(3)(4) 186,841 3,654
Total Materials 8,508
Total Convertible Preferred Stocks
(Cost $27,983) 22,844
SHORT-TERM INVESTMENTS  2.2%
Money Market Funds  2.2%
T. Rowe Price Treasury Reserve
Fund, 4.39% (5)(6) 92,767,383 92,767
Total Short-Term Investments
(Cost $92,767) 92,767
Total Investments in
Securities  100.3%
(Cost $2,998,711) $ 4,155,535
Other Assets Less Liabilities
(0.3)% (13,874)
Net Assets 100.0% $ 4,141,661

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $22,844 and represents 0.6% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Institutional Mid-Cap Equity Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 4.39% $ —# $ — $ 1,078+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Treasury Reserve Fund, 4.39% $ 82,328  ¤  ¤ $ 92,767^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,078 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $92,767.

T. Rowe Price Institutional Mid-Cap Equity Growth Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Mid-Cap Equity Growth Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s

T. Rowe Price Institutional Mid-Cap Equity Growth Fund

length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E116-054Q1 03/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,039,924 $ — $ — $ 4,039,924
Convertible Preferred Stocks — — 22,844 22,844
Short-Term Investments 92,767 — — 92,767
Total $ 4,132,691 $ — $ 22,844 $ 4,155,535